BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	900,000,000	900,000,000	900,000,000
Common stock shares issued	526,525,000	510,000,000	510,000,000
Common stock shares outstanding	526,525,000	510,000,000	510,000,000